Investment loss - Summary of Investment Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net Investment Income [Line Items]
Fair value change	¥ (37)		¥ 62	¥ (257)
Dividends received from equity investments	0		198	361
Realized gain related to the investments accounted for at fair value	0		0	78
Loss on disposal of subsidiaries	(378)		(266)	(749)
Total	(328)	$ (47)	(511)	(1,656)
Equity investments [Member]
Net Investment Income [Line Items]
Fair value change	(37)		62	(257)
Short-term investments [Member]
Net Investment Income [Line Items]
Fair value change	¥ 87		¥ (505)	¥ (1,089)